Schedule II Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jul. 02, 2011		Jul. 03, 2010
Valuation Allowance [Line Items]
Balance at Beginning of Year	$ 220		$ 92		$ 102
Provision Charged to Costs and Expenses			(1)		5
Write-offs/Allowances Taken	(5)	[1]	(3)	[1]	(3)	[1]
Other Additions (Deductions)	(144)		132		(12)
Balance at End of Year	71		220		92
Allowances for bad debts
Valuation Allowance [Line Items]
Balance at Beginning of Year	3		4		5
Provision Charged to Costs and Expenses					1
Write-offs/Allowances Taken			(1)	[1]	(1)	[1]
Other Additions (Deductions)	(1)				(1)
Balance at End of Year	2		3		4
Other receivable allowances
Valuation Allowance [Line Items]
Balance at Beginning of Year	9		11		8
Provision Charged to Costs and Expenses	5		4		9
Write-offs/Allowances Taken	(5)	[1]	(2)	[1]	(2)	[1]
Other Additions (Deductions)			(4)		(4)
Balance at End of Year	9		9		11
Deferred tax asset valuation allowances
Valuation Allowance [Line Items]
Balance at Beginning of Year	208		77		89
Provision Charged to Costs and Expenses	(5)		(5)		(5)
Other Additions (Deductions)	(143)		136		(7)
Balance at End of Year	$ 60		$ 208		$ 77

[1]	Net of collections on accounts previously written off.